Taxes (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Income before IRPJ and CSLL	R$ 2,489,724	R$ 942,888	R$ 4,580,425
(-) Equity in income	(307,808)	(478,577)	(366,315)
Income after IRPJ and CSLL	2,181,916	464,311	4,214,110
IRPJ and CSLL (34%)	(741,851)	(157,866)	(1,432,797)
Tax effects on:
Interest on equity (JSCP)	325,720	329,800	223,380
Dividends	453	250	437
Non deductible expenses	(22,701)	(25,172)	(24,679)
Tax incentives	9,905	11,492	40,011
Unrecognized tax loss and negative basis of CSLL	(24,345)	(29,870)	(29,002)
Difference between tax bases of deemed profit and taxable profit	18,844	35,677	49,638
Effect of non taxable monetary variation (Selic) on undue tax payments	87,207	100,282
Others	(7,289)	16,506	(5,512)
Current IRPJ and CSLL	(371,104)	(368,035)	(372,180)
Deferred IRPJ and CSLL	R$ 17,047	R$ 649,134	R$ (806,344)
Effective rate - %	16.20%	(60.50%)	28.00%